Events after the Balance-Sheet Date	6 Months Ended
Jun. 30, 2023
Events after the Balance-Sheet Date
Events after the Balance-Sheet Date

29.Events after the Balance-Sheet Date

The Company has acquired all shares of Nyxoah GmbH, a German company, on July 26, 2023. Nyxoah was incorporated on May 11, 2023. Except for the minimum capital of €25,000, Nyxoah GmbH has no assets or liabilities and no business had been conducted by it.

Upon closing of the acquisition, the Company has paid a consideration of €29,000 in cash.